Note 17 - Net Loss per Share	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Earnings Per Share [Text Block]

17. Net Loss per Share

The following table shows the computation of basic and diluted loss per share for 2022 and 2021:

	Years Ended December 31,
	2022	2021
	A$	A$
Numerator:
Net loss	(26,854,552)	(10,506,935)

Denominator:
Weighted-average basic and diluted shares	198,724,910	177,714,201

Basic and diluted loss per share	(0.14)	(0.06)

The number of shares not included in the calculation of basic net loss per ordinary share because the impact would be anti-dilutive were 7,629,000 and 9,028,800 for the years ended December 31, 2022 and 2021, respectively.

Universal Biosensors, Inc.

Notes to Consolidated Financial Statements

Basic and diluted net loss per share was computed by dividing the net loss applicable to common stock by the weighted-average number of common stock outstanding during the period.